Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ equity [Abstract]
Shareholders’ equity

19. Shareholders’ equity

Ordinary shares

Upon incorporation, the Company had 50,000 ordinary shares authorized, issued and outstanding with a par value of US$1.00 per ordinary share, which was held by the Parent Group.

On September 25, 2024, the Company subdivided each of the authorized and/or issued ordinary share into 2,000 ordinary shares with a par value of US$0.0005. After the share subdivision, the Company had 100,000,000 ordinary shares authorized and issued. The Parent Group irrecoverably surrendered 99,950,000 ordinary shares for nil consideration, such that the Company had 50,000 ordinary shares issued and outstanding.

On November 1, 2024, the Company subdivided each of the authorized and/or issued ordinary share into 2 ordinary shares with a par value of US$ 0.00025. After the share subdivision, the Company had 200,000,000 ordinary shares authorized, with 100,000 ordinary shares issued and outstanding. On the same day, the Company further issued 76,900,000 ordinary shares with a par value of US$0.00025 at nominal consideration.

In November 2024, the Company completed the 2024 Reorganization (Note 2), resulting in 77,000,000 ordinary shares issued and outstanding.

On April 18, 2025, the Company effected a 4-to-1 reverse stock split. After the reverse stock split, the Company had 50,000,000 ordinary shares authorized, with a par value of US$0.001 per share. The issued and outstanding shares decreased to 19,250,000.

On May 14, 2025, the Company completed its initial public offering on the Nasdaq Stock Market, pursuant to which 4,427,500 Class A ordinary shares were issued at a price of US$12.80 per share, raising net proceeds of approximately US$50.0 million after deducting underwriting discounts, commissions and other offering expenses.

On July 21, 2025, the Company re-designated its share capital into two classes of ordinary shares. The authorized share capital of the Company became US$62,500 divided into 62,500,000 shares comprising (i) 59,375,000 Class A Ordinary Shares with a par value of US$0.001 each, and (ii) 3,125,000 Class B Ordinary Shares with a par value of US$0.001 each. Each Class A Ordinary Share is entitled to one vote and is not convertible into Class B Ordinary Shares under any circumstances. Each Class B Ordinary Share is entitled to twenty (20) votes, subject to certain conditions, and is convertible into one Class A Ordinary Share at any time at the option of the holder.

As of December 31, 2025, no Class B Ordinary Shares have been issued. All issued and outstanding ordinary shares are Class A Ordinary Shares, which are accounted for as equity. The above transactions are considered stock split in nature, which are presented on a retroactive basis for the periods presented.

Dividend rights

Ordinary shares are treated equally, identically and ratably, on a per share basis, with respect to dividends that may be declared by the Board.

Voting rights

Holders of ordinary shares are entitled to one vote per share.

Right to receive liquidation distributions

Upon a liquidation, dissolution or winding-up of the Company, the assets legally available for distribution to shareholders would be distributed ratably among the holders of ordinary shares, subject to prior satisfaction of all outstanding debt and liabilities.

Equity Contribution from the Parent Group

For the years ended December 31, 2023, and 2024, the Parent Group made net equity contributions of US$18.7 million and US$29.2 million, respectively, to support the Company’s operations and business expansion. These contributions were recorded in NPI.

In September 2024, the Parent Group provided US$30.0 million capital contribution to further enhance the Company’s working capital.

Additionally, the Company and the Parent Group waived all net outstanding amounts due to and due from the Company, which resulted in a total net settlement of US$48.4 million as of the reorganization date.

As part of the reorganization, historical NPI was reclassified into APIC to align with the revised financial statement presentation.